Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000225291
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CETAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[1]
AssetsNet	$ 67,029,657
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 188,833
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,029,657
Number of Portfolio Holdings	53
Advisory Fee	$188,833
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Exchange-Traded Funds	8.1%
Money Market Funds	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	8.2%
Singapore Exchange Ltd.	2.9%
Franco-Nevada Corporation	2.2%
Megacable Holdings S.A.B. de C.V.	2.1%
Schneider Electric S.E.	2.1%
Tencent Holdings Ltd. - ADR	2.1%
Banco Santander S.A.	2.1%
Hong Kong Exchanges & Clearing Ltd.	2.1%
Credit Agricole S.A.	2.1%
Eurofins Scientific S.E.	2.1%

C000225292
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CENNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.10%	[2]
AssetsNet	$ 67,029,657
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 188,833
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,029,657
Number of Portfolio Holdings	53
Advisory Fee	$188,833
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Exchange-Traded Funds	8.1%
Money Market Funds	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	8.2%
Singapore Exchange Ltd.	2.9%
Franco-Nevada Corporation	2.2%
Megacable Holdings S.A.B. de C.V.	2.1%
Schneider Electric S.E.	2.1%
Tencent Holdings Ltd. - ADR	2.1%
Banco Santander S.A.	2.1%
Hong Kong Exchanges & Clearing Ltd.	2.1%
Credit Agricole S.A.	2.1%
Eurofins Scientific S.E.	2.1%

C000225290
Shareholder Report [Line Items]
Fund Name	Centerstone Investors Fund
Trading Symbol	CENTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Centerstone Investors Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://centerstoneinv.com/strategies/centerstone-investors-fund/. You can also request this information by contacting us at 212-503-5790.
Additional Information Phone Number	212-503-5790
Additional Information Website	https://centerstoneinv.com/strategies/centerstone-investors-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[3]
AssetsNet	$ 67,029,657
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 188,833
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$67,029,657
Number of Portfolio Holdings	53
Advisory Fee	$188,833
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Exchange-Traded Funds	8.1%
Money Market Funds	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold Shares	8.2%
Singapore Exchange Ltd.	2.9%
Franco-Nevada Corporation	2.2%
Megacable Holdings S.A.B. de C.V.	2.1%
Schneider Electric S.E.	2.1%
Tencent Holdings Ltd. - ADR	2.1%
Banco Santander S.A.	2.1%
Hong Kong Exchanges & Clearing Ltd.	2.1%
Credit Agricole S.A.	2.1%
Eurofins Scientific S.E.	2.1%

[1]	Annualized
[2]	Annualized
[3]	Annualized